Contract Liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract Liabilities
1 3	CONTRACT LIABILITIES

	2021	2022
	RM	RM	USD

At January 1	-	500,000	113,572
Cash received in advance of performance and not recognised as revenue	500,000	-	-
Amount recognised as revenue	-	(500,000)	(113,572)
At December 31	500,000	-	-

Contract liabilities relates to advances collected from customers upon contract fee billed but services have yet rendered. These will be recognised as revenue over the t
e
rms of the contract. Management expects that all the unsatisfied performance obligation as at the end of the reporting period may be recognised as revenue within twelve
months from
the end of the reporting period
.